Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Common stock, shares issued (in shares)	42,646,636	36,383,937
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
CASH FLOWS FROM OPERATING ACTIVITIES
Common stock, shares issued (in shares)		950,000